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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)           (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 2/28/11
*   Funds included are: Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund.

Item 1. Reports to Stockholders.

Invesco Van Kampen International
Advantage Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:

A: VKIAX ▪ B: VKIBX ▪ C: VKICX ▪ Y: VKIIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
15	Notes to Financial Statements
22	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.03%

Class B Shares	20.77

Class C Shares	20.64

Class Y Shares	21.23

MSCI EAFE Index▼ (Broad Market Index)	23.77

MSCI EAFE Growth Index▼ (Style-Specific Index)	23.49

MSCI All Country World ex U.S. Index▼ (Former Broad Market/Style-Specific Index)	22.16

Lipper International Multi-Cap Growth Funds Index▼ (Peer Group Index)	23.51

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East.
     The MSCI All Country World ex U.S. Index is an index considered representative of stock markets of developed and emerging markets, excluding those of the U.S.
     The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Van Kampen International Advantage Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (9/26/01)		7.92%

5	Years	4.21

1	Year	15.66

Class B Shares

Inception (9/26/01)		7.98%

5	Years	4.56

1	Year	16.86

Class C Shares

Inception (9/26/01)		7.90%

5	Years	4.61

1	Year	20.62

Class Y Shares

Inception (8/12/05)		7.45%

5	Years	5.65

1	Year	22.63
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen International Advantage Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen International Advantage Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 1.65%,

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (9/26/01)		7.74%

5	Years	4.85

1	Year	10.81

Class B Shares

Inception (9/26/01)		7.80%

5	Years	5.21

1	Year	11.92

Class C Shares

Inception (9/26/01)		7.73%

5	Years	5.26

1	Year	15.39

Class Y Shares

Inception (8/12/05)		7.11%

5	Years	6.31

1	Year	17.40
1.79%, 2.39% and 1.40%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.90%, 2.04%, 2.64% and 1.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3                         Invesco Van Kampen International Advantage Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4                         Invesco Van Kampen International Advantage Fund

Schedule of Investments

February 28, 2011
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks–93.4%
Australia–6.1%
BHP Billiton Ltd.	32,476	$1,534,316

Cochlear Ltd.	9,245	730,683

CSL Ltd.	20,143	731,950

QBE Insurance Group Ltd.	30,628	568,421

WorleyParsons Ltd.	37,743	1,166,719

		4,732,089

Belgium–1.5%
Anheuser-Busch InBev NV	21,239	1,186,917

Bermuda–1.1%
Li & Fung Ltd.	82,000	500,594

VimpelCom Ltd.–ADR	23,272	328,601

		829,195

Brazil–2.5%
Banco Bradesco SA–ADR	63,617	1,245,621

Petroleo Brasileiro SA–ADR	19,782	695,733

		1,941,354

Canada–5.7%
Canadian National Railway Co.	5,261	384,794

Canadian Natural Resources Ltd.	15,788	795,128

Cenovus Energy, Inc.	19,977	776,215

EnCana Corp.	14,926	485,166

Fairfax Financial Holdings Ltd.	1,423	551,419

Suncor Energy, Inc.	18,420	865,686

Talisman Energy, Inc.	20,140	499,795

		4,358,203

China–1.4%
Industrial & Commercial Bank of China Ltd., Class H	1,441,000	1,109,962

Denmark–1.7%
Novo Nordisk A/S, Class B	10,665	1,343,241

France–6.5%
BNP Paribas	12,646	987,369

Cap Gemini SA	12,049	703,988

Compagnie Generale des Etablissements Michelin, Class B	4,861	395,768

DANONE SA	14,113	884,760

Eutelsat Communications	12,275	489,788

Lafarge SA	6,178	374,646

Publicis Groupe SA	7,981	455,238

Total SA	12,391	760,252

		5,051,809

Germany–6.1%
Adidas AG	14,546	933,383

Bayer AG	10,108	783,628

Bayerische Motoren Werke AG	11,890	964,439

Fresenius Medical Care AG & Co. KGaA	11,339	750,677

Puma AG Rudolf Dassler Sport	1,393	414,249

SAP AG	13,683	825,515

		4,671,891

Hong Kong–1.2%
Hutchison Whampoa Ltd.	80,000	947,143

India–1.7%
Bharat Heavy Electricals Ltd.	7,277	323,061

Infosys Technologies Ltd.	14,868	987,082

		1,310,143

Israel–1.8%
Teva Pharmaceutical Industries Ltd.–ADR	27,160	1,360,716

Japan–8.9%
Canon, Inc.	13,900	672,268

Denso Corp.	18,400	689,589

Fanuc Ltd.	5,700	887,242

Keyence Corp.	2,700	736,425

Komatsu Ltd.	22,300	683,128

Nidec Corp.	16,400	1,528,084

Toyota Motor Corp.	16,800	784,500

Yamada Denki Co., Ltd.	11,970	913,847

		6,895,083

Jersey–4.1%
Informa PLC	103,075	728,400

Shire PLC	57,200	1,618,906

WPP PLC	56,770	781,218

		3,128,524

Mexico–3.5%
America Movil SAB de CV, Ser L–ADR	24,892	1,429,299

Fomento Economico Mexicano SAB de CV–ADR	10,444	587,266

Grupo Televisa SA–ADR(a)	30,251	714,528

		2,731,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen International Advantage Fund

	Number of
Description	Shares	Value

Netherlands–3.8%
Koninklijke Ahold NV	55,921	$750,692

Koninklijke KPN NV	47,219	764,977

TNT NV	27,055	710,663

Unilever NV	22,530	679,478

		2,905,810

Philippines–0.8%
Philippine Long Distance Telephone Co.	12,670	627,832

Republic of China (Taiwan)–2.1%
Hon Hai Precision Industry Co., Ltd.	164,240	604,834

Taiwan Semiconductor Manufacturing Co., Ltd.	429,000	1,025,599

		1,630,433

Republic of Korea (South Korea)–2.1%
Hyundai Mobis	4,385	1,026,151

NHN Corp.(a)	3,619	608,547

		1,634,698

Russia–1.2%
Gazprom–ADR	31,861	939,387

Singapore–2.8%
Keppel Corp., Ltd.	142,000	1,263,510

United Overseas Bank Ltd.	61,000	867,778

		2,131,288

Sweden–2.5%
Kinnevik Investment AB, Class B	17,843	400,376

Swedbank AB, Class A	15,502	272,905

Telefonaktiebolaget LM Ericsson, Class B	51,358	659,962

Volvo AB, Class B	33,963	587,714

		1,920,957

Switzerland–6.8%
ABB Ltd.	13,097	320,922

Julius Baer Group Ltd.	15,084	676,190

Nestle SA	23,219	1,314,519

Novartis AG	18,616	1,045,461

Roche Holding AG	6,500	980,142

Syngenta AG	2,685	902,400

		5,239,634

Turkey–0.7%
Akbank TAS	113,082	529,072

United Kingdom–16.8%
BG Group PLC	47,599	1,161,270

British American Tobacco PLC	24,618	985,298

Centrica PLC	198,237	1,097,342

Compass Group PLC	150,435	1,353,609

Imperial Tobacco Group PLC	44,513	1,430,333

International Power PLC	183,312	996,217

Kingfisher PLC	171,378	708,760

Next PLC	21,576	693,993

Reckitt Benckiser Group PLC	8,813	454,161

Reed Elsevier PLC	87,456	781,239

Royal Dutch Shell PLC, Class B	23,226	830,095

Smith & Nephew PLC	31,070	359,371

Tesco PLC	152,114	1,000,421

Vodafone Group PLC	395,985	1,123,611

		12,975,720

Total Common Stocks 93.4% (Cost $58,006,724)		72,132,194

Money Market Funds–6.9%
Liquid Assets Portfolio–Institutional Class(b)	2,647,145	2,647,145

Premier Portfolio–Institutional Class(b)	2,647,145	2,647,145

Total Money Market Funds–6.9% (Cost $5,294,290)		5,294,290

TOTAL INVESTMENTS–100.3% (Cost $63,301,014)		77,426,484

FOREIGN CURRENCY–0.4% (Cost $276,200)		277,612

OTHER ASSETS LESS LIABILITIES–(0.7%)		(524,256)

NET ASSETS–100.0%		$77,179,840

Investment Abbreviation:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen International Advantage Fund

Portfolio Composition

By sector, based on Net Assets

Consumer Discretionary	17.3%

Consumer Staples	12.0

Energy	11.6

Health Care	11.6

Information Technology	10.8

Financials	9.3

Industrials	7.9

Telecommunication Services	5.5

Materials	4.7

Utilities	2.7

Money Market Funds Plus Other Assets Less Liabilities	6.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen International Advantage Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $58,006,724)	$72,132,194

Investments in affiliated money market funds, at value and cost	5,294,290

Foreign currency, at value (Cost $276,200)	277,612

Receivables:
Dividends	195,329

Fund shares sold	86,332

Investments sold	364,608

Investment for trustee deferred compensation and retirement plans	1,030

Other assets	9,810

Total assets	78,361,205

Liabilities:
Payables:
Investments purchased	691,768

Fund shares repurchased	191,898

Accrued fees to affiliates	158,722

Accrued other operating expenses	137,634

Trustee deferred compensation and retirement plans	1,343

Total liabilities	1,181,365

Net assets	$77,179,840

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$76,532,154

Net unrealized appreciation	14,143,676

Accumulated undistributed net investment income	131,748

Accumulated net realized gain (loss)	(13,627,738)

Net assets	$77,179,840

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $58,439,923 and 4,230,686 shares of beneficial interest issued and outstanding)	$13.81

Maximum sales charge (5.50% of offering price)	0.80

Maximum offering price to public	$14.61

Class B shares:
Net asset value and offering price per share (based on net assets of $9,071,164 and 672,163 shares of beneficial interest issued and outstanding)	$13.50

Class C shares:
Net asset value and offering price per share (based on net assets of $8,615,799 and 638,116 shares of beneficial interest issued and outstanding)	$13.50

Class Y shares:
Net asset value and offering price per share (based on net assets of $1,052,954 and 76,195 shares of beneficial interest issued and outstanding)	$13.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen International Advantage Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $31,830)	$774,097

Dividends from affiliated money market funds	1,127

Total investment income	775,224

Expenses:
Investment advisory fee	331,007

Transfer agent fees — Class A, B, C and Y	137,414

Distribution fees
Class A	69,381

Class B	21,418

Class C	37,632

Custody	60,227

Administrative service fees	24,795

Trustees’ and officer’s fees and benefits	7,411

Total expenses	689,285

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	45,809

Net expenses:	643,476

Net investment income	131,748

Realized and unrealized gain (loss) from:
Realized gain:
Investments	2,022,228

Foreign currency transactions	14,241

Net realized gain	2,036,469

Unrealized appreciation:
Beginning of the period	2,624,682

End of the period:
Investments	14,125,470

Foreign currency translation	18,206

14,143,676

Net unrealized appreciation during the period	11,518,994

Net realized and unrealized gain	13,555,463

Net increase in net assets from operations	$13,687,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen International Advantage Fund

Statement of Changes in Net Assets

(Unaudited)

	For the six months	For the year
	ended	ended
	February 28,	August 31,
	2011	2010

From investment activities:
Operations:
Net investment income	$131,748	$332,273

Net realized gain	2,036,469	7,353,774

Net unrealized appreciation during the period	11,518,994	162,716

Change in net assets from operations	13,687,211	7,848,763

Distributions from net investment income:
Class A	-0-	(170,343)

Class B	-0-	(29,168)

Class C	-0-	-0-

Class Y	-0-	(1,102)

Total distributions	-0-	(200,613)

Net change in net assets from investment activities	13,687,211	7,648,150

From capital transactions:
Proceeds from shares sold	7,103,221	15,711,299

Net asset value of shares issued through dividend reinvestment	-0-	192,831

Cost of shares repurchased	(9,493,128)	(26,709,658)

Net change in net assets from capital transactions	(2,389,907)	(10,805,528)

Total increase (decrease) in net assets	11,297,304	(3,157,378)

Net assets:
Beginning of the period	65,882,536	69,039,914

End of the period (including accumulated undistributed net investment income of $131,748 and $0, respectively)	$77,179,840	$65,882,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen International Advantage Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$11.41		$10.22		$11.60		$16.28		$14.52		$12.56

Net investment income(a)	0.03		0.06		0.06		0.09		0.06		0.06

Net realized and unrealized gain (loss)	2.37		1.17		(1.27)		(2.59)		3.64		2.16

Total from investment operations	2.40		1.23		(1.21)		(2.50)		3.70		2.22

Less:
Distributions from net investment income	-0-		0.04		0.07		0.19		0.07		0.10

Distributions from net realized gain	-0-		-0-		-0-		1.97		1.87		0.16

Return of capital distributions	-0-		-0-		0.10		0.02		-0-		-0-

Total distributions	-0-		0.04		0.17		2.18		1.94		0.26

Net asset value, end of the period	$13.81		$11.41		$10.22		$11.60		$16.28		$14.52

Total return*	21.03	%(b)	12.00	%(b)	(9.88	)%(c)	(18.36	)%(c)	27.06	%(c)	17.91	%(c)

Net assets at end of the period (000’s omitted)	$58,440		$49,534		$51,944		$71,318		$144,322		$97,663

Ratio of expenses to average net assets*	1.65	%(d)	1.65%		1.65%		1.63%		1.62%		1.65%

Ratio of net investment income to average net assets*	0.46	%(d)	0.56%		0.77%		0.64%		0.41%		0.44%

Portfolio turnover(e)	11%		107%		31%		39%		22%		124%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.77	%(d)	1.91%		2.20%		N/A		N/A		1.68%

Ratio of net investment income to average net assets	0.34	%(d)	0.30%		0.22%		N/A		N/A		0.41%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $55,983.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A = Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen International Advantage Fund

Financial Highlights—(continued)

(Unaudited)

	Class B Shares
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$11.17		$10.02		$11.23		$15.85		$14.22		$12.32

Net investment income (loss)(a)	0.01		0.04		0.05		0.00	(b)	(0.06)		(0.05)

Net realized and unrealized gain (loss)	2.32		1.14		(1.19)		(2.54)		3.56		2.13

Total from investment operations	2.33		1.18		(1.14)		(2.54)		3.50		2.08

Less:
Distributions from net investment income	-0-		0.03		0.03		0.09		-0-		0.02

Distributions from net realized gain	-0-		-0-		-0-		1.97		1.87		0.16

Return of capital distributions	-0-		-0-		0.04		0.02		-0-		-0-

Total distributions	-0-		0.03		0.07		2.08		1.87		0.18

Net asset value, end of the period	$13.50		$11.17		$10.02		$11.23		$15.85		$14.22

Total return*	20.86	%(c)(e)	11.80	%(c)(f)	(9.97	)%(d)(f)	(19.01	)%(d)	26.13	%(d)	17.05	%(d)

Net assets at end of the period (000’s omitted)	$9,071		$8,500		$10,312		$17,344		$25,468		$22,825

Ratio of expenses to average net assets*	1.87	%(e)(g)	1.79	%(f)	1.76	%(f)	2.40%		2.37%		2.40%

Ratio of net investment income (loss) to average net assets*	0.20	%(e)(g)	0.39	%(f)	0.64	%(f)	(0.02)%		(0.38)%		(0.37)%

Portfolio turnover(h)	11%		107%		31%		39%		22%		124%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.99	%(e)(g)	2.05	%(f)	2.33	%(f)	N/A		N/A		2.43%

Ratio of net investment income (loss) to average net assets	0.08	%(e)(g)	0.13	%(f)	0.07	%(f)	N/A		N/A		(0.40)%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.47%.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,182.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A = Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen International Advantage Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$11.19		$10.06		$11.37		$16.02		$14.36		$12.45

Net investment income (loss)(a)	(0.01)		(0.02)		0.00	(b)	0.00	(b)	(0.06)		(0.05)

Net realized and unrealized gain (loss)	2.32		1.15		(1.23)		(2.56)		3.59		2.15

Total from investment operations	2.31		1.13		(1.23)		(2.56)		3.53		2.10

Less:
Distributions from net investment income	-0-		-0-		0.03		0.10		-0-		0.03

Distributions from net realized gain	-0-		-0-		-0-		1.97		1.87		0.16

Return of capital distributions	-0-		-0-		0.05		0.02		-0-		-0-

Total distributions	-0-		-0-		0.08		2.09		1.87		0.19

Net asset value, end of the period	$13.50		$11.19		$10.06		$11.37		$16.02		$14.36

Total return*	20.64	%(c)(e)	11.23	%(c)(e)	(10.59	)%(d)	(18.97	)%(d)	26.08	%(d)	17.05	%(d)

Net assets at end of the period (000’s omitted)	$8,616		$7,545		$6,625		$8,866		$12,026		$8,884

Ratio of expenses to average net assets*	2.31	%(e)(f)	2.39	%(e)	2.40%		2.40%		2.37%		2.40%

Ratio of net investment income (loss) to average net assets*	(0.21	)%(e)(f)	(0.15	)%(e)	0.02%		(0.02)%		(0.37)%		(0.34)%

Portfolio turnover(g)	11%		107%		31%		39%		22%		124%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.43	%(e)(f)	2.65	%(e)	2.96%		N/A		N/A		2.43%

Ratio of net investment income (loss) to average net assets	(0.33	)%(e)(f)	(0.41	)%(e)	(0.54)%		N/A		N/A		(0.37)%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment (loss) to average net assets reflect actual 12b-1 fees of 0.91% and 0.99% for the period ended February 28, 2011 and the year ended August 31, 2010, respectively.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,400.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen International Advantage Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y Sharesˆ
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$11.40		$10.22		$11.61		$16.31		$14.54		$12.56

Net investment income(a)	0.07		0.10		0.03		0.14		0.11		0.08

Net realized and unrealized gain (loss)	2.35		1.14		(1.22)		(2.61)		3.63		2.19

Total from investment operations	2.42		1.24		(1.19)		(2.47)		3.74		2.27

Less:
Distributions from net investment income	-0-		0.06		0.08		0.24		0.10		0.13

Distributions from net realized gain	-0-		-0-		-0-		1.97		1.87		0.16

Return of capital distributions	-0-		-0-		0.12		0.02		-0-		-0-

Total distributions	-0-		0.06		0.20		2.23		1.97		0.29

Net asset value, end of the period	$13.82		$11.40		$10.22		$11.61		$16.31		$14.54

Total return*	21.23	%(b)	12.13	%(b)	(9.57	)%(c)	(18.19	)%(c)	27.37	%(c)	18.27	%(c)

Net assets at end of the period (000’s omitted)	$1,053		$304		$158		$19,638		$18,869		$10,306

Ratio of expenses to average net assets*	1.40	%(d)	1.40%		1.40%		1.39%		1.37%		1.40%

Ratio of net investment income to average net assets*	1.01	%(d)	0.88%		0.29%		1.01%		0.68%		0.61%

Portfolio turnover(e)	11%		107%		31%		39%		22%		124%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.52	%(d)	1.66%		1.78%		N/A		N/A		1.43%

Ratio of net investment income (loss) to average net assets	0.89	%(d)	0.62%		(0.09)%		N/A		N/A		0.58%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $602.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A=Not Applicable

ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen International Advantage Fund

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen International Advantage Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen International Advantage Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust II. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund. Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek long-term capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

15        Invesco Van Kampen International Advantage Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The

16        Invesco Van Kampen International Advantage Fund

combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.90%

Next $500 million	0.85%

Over $1 billion	0.80%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.65%, 2.40%, 2.40% and 1.40% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $45,444.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended February 28, 2011, IDI advised the Fund that IDI retained $4,534 in front-end sales commissions from the sale of Class A shares and $32, $6,365 and $558 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

17        Invesco Van Kampen International Advantage Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$4,732,089	$—	$4,732,089

Belgium	—	1,186,917	—	1,186,917

Bermuda	328,601	500,594	—	829,195

Brazil	1,941,354	—	—	1,941,354

Canada	4,358,203	—	—	4,358,203

China	—	1,109,962	—	1,109,962

Denmark	—	1,343,241	—	1,343,241

France	—	5,051,809	—	5,051,809

Germany	—	4,671,891	—	4,671,891

Hong Kong	—	947,143	—	947,143

India	—	1,310,143	—	1,310,143

Israel	1,360,716	—	—	1,360,716

Japan	—	6,895,083	—	6,895,083

Jersey	—	3,128,524	—	3,128,524

Mexico	2,731,093	—	—	2,731,093

Netherlands	—	2,905,810	—	2,905,810

Philippines	—	627,832	—	627,832

Republic of China (Taiwan)	—	1,630,433	—	1,630,433

Republic of Korea (South Korea)	—	1,634,698	—	1,634,698

Russia	—	939,387	—	939,387

Singapore	—	2,131,288	—	2,131,288

Sweden	—	1,920,957	—	1,920,957

Switzerland	—	5,239,634	—	5,239,634

Turkey	—	529,072	—	529,072

United Kingdom	—	12,975,720	—	12,975,720

United States	5,294,290	—	—	5,294,290

Total Investments	$16,014,257	$61,412,227	$—	$77,426,484

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Expense Offset Arrangements

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $365.

18        Invesco Van Kampen International Advantage Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $814 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$10,406,768

August 31, 2018	5,223,090

Total capital loss carryforward	$15,629,858

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $7,851,402 and $12,849,286, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,298,558

Aggregate unrealized (depreciation) of investment securities	(207,438)

Net unrealized appreciation of investment securities	$14,091,120

Cost of investments for tax purposes is $63,335,364.

19        Invesco Van Kampen International Advantage Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended				Year ended
	February 28, 2011(a)				August 31, 2010
	Shares		Amount		Shares		Amount

Sales:
Class A	413,072(b	)	$5,416,043(b	)	929,917(c	)	$10,807,233(c	)

Class B	47,054		606,693		114,091		1,301,111

Class C	27,972		354,473		180,182		2,032,983

Class Y	54,204		726,012		137,145		1,569,972

Total sales	542,302		7,103,221		1,361,335		15,711,299

Dividend reinvestment:
Class A	-0-		-0-		14,448		164,559

Class B	-0-		-0-		2,463		27,514

Class C	-0-		-0-		-0-		-0-

Class Y	-0-		-0-		67		758

Total dividend reinvestment	-0-		-0-		16,978		192,831

Repurchases(d):
Class A	(525,258)		(6,873,621)		(1,685,460)		(19,149,152)

Class B	(135,605	)(b)	(1,738,595	)(b)	(384,627	)(c)	(4,273,090	)(c)

Class C	(64,246)		(818,385)		(164,071)		(1,841,638)

Class Y	(4,654)		(62,527)		(126,040)		(1,445,778)

Total repurchases	(729,763)		$(9,493,128)		(2,360,198)		$(26,709,658)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 51,341 Class B shares into 50,234 Class A shares at a value of $657,647.
(c)	Includes automatic conversion of 85,987 Class B shares into 84,311 Class A shares at a value of $972,556.
(d)	Net of redemption fee of $331 and $1,961 allocated among the classes based on relative net assets of each class for the six months ended February 28, 2011 and the year ended August 31, 2010, respectively.

NOTE 10—Legal Matters

A class action complaint was brought against Van Kampen Series Fund, Inc. and Van Kampen Investment Advisory Corporation (Van Kampen or defendants) relating to the operations of another fund that merged into Van Kampen International Advantage Fund, n/k/a Invesco Van Kampen International Advantage Fund (the Fund) in 2004. The complaint generally alleges that the defendants breached their duties of care to long-term shareholders of the merged Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. In July 2007 the federal district court again remanded the case to the state circuit court in Madison County, Illinois. On October 24, 2007, defendants filed a motion to dismiss in the circuit court, which the court denied on May 20, 2008. Defendants sought an interlocutory appeal of that ruling, but agreed to continue their motion in light of a similar appeal filed by another mutual fund that was already pending in the Illinois appellate court. Defendants filed a renewed motion to dismiss, after which plaintiffs offered to settle. On March 30, 2011, the parties reached an agreement in principle to settle the case.
  Management of Invesco and the Fund believe that the outcome of the proceedings described above will have no material adverse effect on the Fund or on the ability of Invesco to provide ongoing services to the Fund.

20        Invesco Van Kampen International Advantage Fund

NOTE 11—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco International Growth Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

21        Invesco Van Kampen International Advantage Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,210.30	$9.04	$1,016.61	$8.25	1.65%

B	1,000.00	1,207.70	10.24	1,015.52	9.35	1.87

C	1,000.00	1,206.40	12.64	1,013.34	11.53	2.31

Y	1,000.00	1,212.30	7.68	1,017.85	7.00	1.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

22        Invesco Van Kampen International Advantage Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-INTA-SAR-1          Invesco Distributors, Inc.

Invesco Van Kampen International Growth Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: VIFAX ▪ B: VIFBX ▪ C: VIFCX ▪ R: VIFRX ▪ Y: VIFIX ▪ Institutional: VIFJX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
16	Notes to Financial Statements
23	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.55%

Class B Shares	21.08

Class C Shares	21.21

Class R Shares	21.39

Class Y Shares	21.68

Institutional Class Shares	21.80

MSCI EAFE Index▼ (Broad Market Index)	23.77

MSCI EAFE Growth Index▼ (Style-Specific Index)	23.49

Lipper International Multi-Cap Growth Funds Index▼ (Peer Group Index)	23.51

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East.
     The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Van Kampen International Growth Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (12/19/05)		1.37%

5	Years	–0.06

1	Year	8.91

Class B Shares

Inception (12/19/05)		1.69%

5	Years	0.09

1	Year	9.44

Class C Shares

Inception (12/19/05)		1.75%

5	Years	0.36

1	Year	13.50

Class R Shares

Inception (3/20/07)		–3.56%

1	Year	14.98

Class Y Shares

Inception (8/3/95)		6.22%

10	Years	4.71

5	Years	1.32

1	Year	15.55

Institutional Class Shares

Inception		2.54%

5	Years	1.14

1	Year	15.64

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen International Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen International Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (12/19/05)		0.77%

5	Years	0.71

1	Year	0.38

Class B Shares

Inception (12/19/05)		1.11%

5	Years	0.88

1	Year	0.43

Class C Shares

Inception (12/19/05)		1.17%

5	Years	1.12

1	Year	4.51

Class R Shares

Inception (3/20/07)		-4.51%

1	Year	5.94

Class Y Shares

Inception (8/3/95)		6.06%

10	Years	3.68

5	Years	2.11

1	Year	6.48

Institutional Class Shares

Inception		1.95%

5	Years	1.90

1	Year	6.42

be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.40%, 2.15%, 2.11%, 1.65%, 1.15% and 1.01%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3	Invesco Van Kampen International Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco Van Kampen International Growth Fund

Schedule of Investments

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks–93.3%
Australia–6.4%
BHP Billiton Ltd.	386,726	$18,270,720

Cochlear Ltd.	110,361	8,722,438

CSL Ltd.	239,867	8,716,210

QBE Insurance Group Ltd.	364,723	6,768,844

WorleyParsons Ltd.	449,446	13,893,370

		56,371,582

Belgium–1.6%
Anheuser-Busch InBev NV	252,919	14,134,083

Bermuda–1.0%
Li & Fung Ltd.	978,000	5,970,501

VimpelCom Ltd.–ADR	206,365	2,913,874

		8,884,375

Brazil–2.0%
Banco Bradesco SA–ADR	578,994	11,336,702

Petroleo Brasileiro SA–ADR	175,415	6,169,346

		17,506,048

Canada–5.9%
Canadian National Railway Co.	62,646	4,581,982

Canadian Natural Resources Ltd.	188,009	9,468,664

Cenovus Energy, Inc.	237,881	9,242,970

EnCana Corp.	177,733	5,777,169

Fairfax Financial Holdings Ltd.	16,949	6,567,814

Suncor Energy, Inc.	219,342	10,308,430

Talisman Energy, Inc.	239,825	5,951,501

		51,898,530

China–1.1%
Industrial & Commercial Bank of China Ltd., Class H	12,778,000	9,842,535

Denmark–1.8%
Novo Nordisk A/S, Class B	125,174	15,765,484

France–6.8%
BNP Paribas	150,590	11,757,701

Cap Gemini SA	141,679	8,277,890

Cie Generale des Etablissements Michelin, Class B	57,883	4,712,663

Danone SA	166,214	10,420,142

Eutelsat Communications	146,175	5,832,565

Lafarge SA	72,469	4,394,658

Publicis Groupe SA	95,035	5,420,818

Total SA	147,551	9,053,023

		59,869,460

Germany–6.3%
Adidas AG	173,218	11,114,995

Bayer AG	120,360	9,330,979

Bayerische Motoren Werke AG	139,676	11,329,603

Fresenius Medical Care AG & Co. KGaA	135,022	8,938,874

Puma AG Rudolf Dassler Sport	16,584	4,931,737

SAP AG	162,931	9,829,857

		55,476,045

Hong Kong–1.3%
Hutchison Whampoa Ltd.	956,000	11,318,356

India–1.0%
Infosys Technologies Ltd.–ADR	135,500	9,037,850

Israel–1.8%
Teva Pharmaceutical Industries Ltd.–ADR	320,591	16,061,609

Japan–9.4%
Canon, Inc.	165,700	8,014,013

Denso Corp.	219,200	8,215,105

Fanuc Ltd.	67,400	10,491,252

Keyence Corp.	31,700	8,646,179

Komatsu Ltd.	266,045	8,149,904

Nidec Corp.	194,902	18,160,165

Toyota Motor Corp.	200,000	9,339,282

Yamada Denki Co., Ltd.	142,560	10,883,707

		81,899,607

Jersey–4.3%
Informa PLC	1,227,406	8,673,704

Shire PLC	681,129	19,277,685

WPP PLC	676,011	9,302,667

		37,254,056

Mexico–2.8%
America Movil SAB de CV, Ser L–ADR	220,722	12,673,857

Fomento Economico Mexicano SAB de CV–ADR	94,566	5,317,446

Grupo Televisa SA–ADR(a)	268,238	6,335,782

		24,327,085

Netherlands–4.0%
Koninklijke Ahold NV	665,906	8,939,223

Koninklijke KPN NV	562,280	9,109,280

TNT NV	322,174	8,462,656

Unilever NV	268,284	8,091,125

		34,602,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen International Growth Fund

	Shares	Value

Philippines–0.7%
Philippine Long Distance Telephone Co.	114,845	$5,690,874

Republic of China (Taiwan)–1.7%
Hon Hai Precision Industry Co., Ltd.	1,453,240	5,351,734

Taiwan Semiconductor Manufacturing Co., Ltd.	3,806,000	9,098,907

		14,450,641

Republic of Korea (South Korea)–1.7%
Hyundai Mobis	38,882	9,098,932

NHN Corp.(a)	32,195	5,413,699

		14,512,631

Russia–1.0%
Gazprom–ADR	282,523	8,329,888

Singapore–2.9%
Keppel Corp., Ltd.	1,694,499	15,077,581

United Overseas Bank Ltd.	731,000	10,399,106

		25,476,687

Sweden–2.6%
Kinnevik Investment AB Class B	212,473	4,767,640

Swedbank AB, Class A	182,767	3,217,526

Telefonaktiebolaget LM Ericsson, Class B	609,693	7,834,692

Volvo AB, Class B	394,967	6,834,720

		22,654,578

Switzerland–7.1%
ABB Ltd.(a)	154,439	3,784,286

Julius Baer Group Ltd.(a)	179,623	8,052,199

Nestle SA	276,938	15,678,548

Novartis AG	221,673	12,448,993

Roche Holding AG	76,941	11,602,017

Syngenta AG	31,968	10,744,108

		62,310,151

Turkey–0.5%
Akbank TAS	1,002,705	4,691,311

United Kingdom–17.6%
BG Group PLC	566,805	13,828,313

British American Tobacco PLC	293,147	11,732,761

Centrica PLC	2,328,290	12,888,261

Compass Group PLC	1,791,374	16,118,723

Imperial Tobacco Group PLC	530,057	17,032,281

International Power PLC	2,182,873	11,862,919

Kingfisher PLC	2,040,765	8,439,891

Next PLC	256,922	8,263,912

Reckitt Benckiser Group PLC	104,094	5,364,283

Reed Elsevier PLC	1,041,418	9,302,925

Royal Dutch Shell PLC, Class B	276,568	9,884,510

Smith & Nephew PLC	369,984	4,279,417

Tesco PLC	1,811,365	11,912,958

Vodafone Group PLC	4,715,362	13,379,879

		154,291,033

Total Common Stocks–93.3%		816,656,783

Investment Companies–0.3%
India Fund, Inc.	95,900	2,847,271

Total Long-Term Investments–93.6% (Cost $658,516,755)		819,504,054

Money Market Funds–6.3%
Liquid Assets Portfolio–Institutional Class(b)	27,268,763	27,268,763

Premier Portfolio–Institutional Class(b)	27,268,763	27,268,763

Total Money Market Funds–6.3% (Cost $54,537,526)		54,537,526

TOTAL INVESTMENTS–99.9% (Cost $713,054,281)		874,041,580

FOREIGN CURRENCY–0.4% (Cost $3,601,809)		3,628,758

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.3%)		(2,538,473)

NET ASSETS–100.0%		$875,131,865

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen International Growth Fund

Portfolio Composition

By sector

Consumer Discretionary	17.5%

Consumer Staples	12.4

Health Care	12.1

Energy	11.7

Information Technology	10.3

Financials	8.8

Industrials	7.3

Telecommunication Services	5.0

Materials	4.9

Utilities	2.8

Industrial	0.5

Money Market Funds Plus Other Assets Less Liabilities	6.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen International Growth Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $658,516,755)	$819,504,054

Investments in affiliated money market funds, at value and cost	54,537,526

Total investments (Cost $713,054,281)	874,041,580

Foreign currency (Cost $3,601,809)	3,628,758

Receivables:
Investments sold	3,444,777

Fund shares sold	2,638,674

Dividends	2,205,340

Investment for trustee deferred compensation and retirement plans	2,142

Other assets	23,698

Total assets	885,984,969

Liabilities:
Payables:
Investments purchased	7,946,324

Fund shares repurchased	1,867,101

Accrued fees to affiliates	447,014

Accrued other operating expenses	489,833

Foreign capital gains tax	96,948

Trustee deferred compensation and retirement plans	5,884

Total liabilities	10,853,104

Net assets	$875,131,865

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,040,768,718

Net unrealized appreciation	161,081,423

Accumulated undistributed net investment income	2,448,067

Accumulated net realized gain (loss)	(329,166,343)

Net assets	$875,131,865

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $287,643,558 and 16,501,519 shares of beneficial interest issued and outstanding)	$17.43

Maximum sales charge (5.50% of offering price)	1.01

Maximum offering price to public	$18.44

Class B shares:
Net asset value and offering price per share (based on net assets of $27,781,533 and 1,608,834 shares of beneficial interest issued and outstanding)	$17.27

Class C shares:
Net asset value and offering price per share (based on net assets of $13,702,747 and 791,207 shares of beneficial interest issued and outstanding)	$17.32

Class R shares:
Net asset value and offering price per share (based on net assets of $2,805,374 and 162,071 shares of beneficial interest issued and outstanding)	$17.31

Class Y shares:
Net asset value and offering price per share (based on net assets of $437,365,023 and 25,047,333 shares of beneficial interest issued and outstanding)	$17.46

Institutional Class shares:
Net asset value and offering price per share (based on net assets of $105,833,630 and 6,068,347 shares of beneficial interest issued and outstanding)	$17.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen International Growth Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $354,319)	$9,189,345

Dividends from affiliated money market funds	27,715

Total investment income	9,217,060

Expenses:
Investment advisory fee	3,099,275

Transfer agent fees — Class A, B, C, R and Y	942,841

Transfer agent fees — Institutional Class	218

Distribution fees:
Class A	362,895

Class B	139,621

Class C	55,624

Class R	6,250

Custodian fees	186,652

Administrative services fees	119,839

Trustees’ and officers’ fees and benefits	16,801

Other	212,477

Total expenses	5,142,493

Less: Fees waived and/or expenses reimbursed and expense offsets	35,719

Net expenses	5,106,774

Net investment income	4,110,286

Realized and unrealized gain (loss) from:
Realized gain:
Investments	19,118,220

Foreign currency transactions	115,713

Net realized gain	19,233,933

Unrealized appreciation/depreciation:
Beginning of the period	25,621,364

End of the period:
Investments	160,987,299

Foreign currency translation	94,124

161,081,423

Net unrealized appreciation during the period	135,460,059

Net realized and unrealized gain	154,693,992

Net increase in net assets from operations	$158,804,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen International Growth Fund

Statement of Changes in Net Assets

(Unaudited)

	For the six months ended	For the year ended
	February 28,	August 31,
	2011	2010

From investment activities:
Operations:
Net investment income	$4,110,286	$11,773,467

Net realized gain (loss)	19,233,933	(17,909,069)

Net unrealized appreciation during the period	135,460,059	26,551,253

Change in net assets from operations	158,804,278	20,415,651

Distributions from net investment income:
Class A shares	(2,675,519)	(5,874,528)

Class B shares	(91,743)	(338,686)

Class C shares	(49,625)	(181,558)

Class R shares	(17,783)	(22,284)

Class Y shares	(4,607,951)	(9,541,470)

Institutional Class Shares	(1,415,819)	-0-

	(8,858,440)	(15,958,526)

Net change in net assets from investment activities	149,945,838	4,457,125

From capital transactions:
Proceeds from shares sold	105,766,894	563,442,215

Net asset value of shares issued through dividend reinvestment	8,739,429	12,721,114

Cost of shares repurchased	(159,605,378)	(775,485,659)

Net change in net assets from capital transactions	(45,099,055)	(199,322,330)

Total increase (decrease) in net assets	104,846,783	(194,865,205)

Net assets:
Beginning of the period	770,285,082	965,150,287

End of the period (including accumulated undistributed net investment income of $2,448,067 and 7,196,221 respectively)	$875,131,865	$770,285,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen International Growth Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
											December 19, 2005
											(Commencement of
	Six months ended										Operations) to
	February 28,		Year ended August 31,								August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$14.47		$14.68		$19.28		$22.77		$18.77		$16.47

Net investment income(a)	0.07		0.18		0.14		0.43		0.18		0.15

Net realized and unrealized gain (loss)	3.04		(0.14)		(4.40)		(3.59)		3.88		2.15

Total from investment operations	3.11		0.04		(4.26)		(3.16)		4.06		2.30

Less:
Distributions from net investment income	0.15		0.25		0.34		0.10		0.06		-0-

Distributions from net realized gain	-0-		-0-		-0-		0.23		-0-		-0-

Total distributions	0.15		0.25		0.34		0.33		0.06		-0-

Net asset value, end of the period	$17.43		$14.47		$14.68		$19.28		$22.77		$18.77

Total return*	21.55	%(b)	0.13	%(b)	(21.59	)%(c)	(14.17	)%(c)	21.65	%(c)	13.96	%(c)**

Net assets at end of the period (000’s omitted)	$287,644		$273,566		$376,486		$638,636		$583,045		$209,437

Ratio of expenses to average net assets*	1.38	%(d)(g)	1.30%		1.39	%(e)	1.26	%(e)	1.31	%(e)	1.52	%(e)(g)

Ratio of net investment income to average net assets*	0.81	%(d)(g)	1.17%		1.14%		1.93%		0.82%		1.22	%(g)

Portfolio turnover(f)	14%		97%		45%		38%		21%		14%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.39	%(d)(g)	1.30%		N/A		N/A		N/A		1.80	%(e)(g)

Ratio of net investment income to average net assets	0.80	%(d)(g)	1.17%		N/A		N/A		N/A		0.94	%(g)

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are based on average daily net assets (000’s omitted) of $292,998.
(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended August 31, 2006.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for period less than a year.
(g)	Annualized

**	Non-annualized
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen International Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class B Shares
											December 19, 2005
											(Commencement of
	Six months ended										Operations) to
	February 28,		Year ended August 31,								August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$14.30		$14.53		$18.99		$22.52		$18.68		$16.47

Net investment income(a)	0.01		0.07		0.05		0.25		0.01		0.05

Net realized and unrealized gain (loss)	3.01		(0.14)		(4.32)		(3.55)		3.86		2.16

Total from investment operations	3.02		(0.07)		(4.27)		(3.30)		3.87		2.21

Less:
Distributions from net investment income	0.05		0.16		0.19		-0-		0.03		-0-

Distributions from net realized gain	-0-		-0-		-0-		0.23		-0-		-0-

Total distributions	0.05		0.16		0.19		0.23		0.03		-0-

Net asset value, end of the period	$17.27		$14.30		$14.53		$18.99		$22.52		$18.68

Total return*	21.16	%(b)	(0.59	)%(b)	(22.25	)%(c)	(14.82	)%(c)	20.73	%(c)	13.42	%(c)**

Net assets at end of the period (000’s omitted)	$27,782		$25,934		$30,784		$51,018		$49,753		$18,538

Ratio of expenses to average net assets*	2.13	%(d)(g)	2.05%		2.15	%(e)	2.01	%(e)	2.07	%(e)	2.27	%(e)(g)

Ratio of net investment income to average net assets*	0.11	%(d)(g)	0.43%		0.39%		1.15%		0.05%		0.43	%(g)

Portfolio turnover(f)	14%		97%		45%		38%		21%		14%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.14	%(d)(g)	2.05%		N/A		N/A		N/A		2.53	%(e)(g)

Ratio of net investment income to average net assets	0.10	%(d)(g)	0.43%		N/A		N/A		N/A		0.17	%(g)

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are based on average daily net assets (000’s omitted) of $28,178.
(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended August 31, 2006.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for period less than a year.
(g)	Annualized

**	Non-annualized
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen International Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
											December 19, 2005
											(Commencement of
	Six months ended										Operations) to
	February 28,		Year ended August 31,								August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$14.34		$14.55		$18.99		$22.53		$18.68		$16.47

Net investment income(a)	0.02		0.07		0.05		0.25		0.02		0.05

Net realized and unrealized gain (loss)	3.02		(0.13)		(4.32)		(3.54)		3.86		2.16

Total from investment operations	3.04		(0.06)		(4.27)		(3.29)		3.88		2.21

Less:
Distributions from net investment income	0.06		0.15		0.17		0.02		0.03		-0-

Distributions from net realized gain	-0-		-0-		-0-		0.23		-0-		-0-

Total distributions	0.06		0.15		0.17		0.25		0.03		-0-

Net asset value, end of the period	$17.32		$14.34		$14.55		$18.99		$22.53		$18.68

Total return*	21.21	%(b)(d)	(0.53	)%(b)(d)	(22.20	)%(c)(f)	(14.83	)%(c)	20.77	%(c)	13.42	%(c)**

Net assets at end of the period (000’s omitted)	$13,703		$14,157		$19,765		$37,360		$31,981		$9,765

Ratio of expenses to average net assets*	1.92	%(d)(e)(i)	2.01	%(d)	2.14	%(f)(g)	2.01	%(g)	2.06	%(g)	2.27	%(g)(i)

Ratio of net investment income to average net assets*	0.25	%(d)(e)(i)	0.45	%(d)	0.37	%(f)	1.16%		0.10%		0.42	%(i)

Portfolio turnover(h)	14%		97%		45%		38%		21%		14%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.93	%(d)(e)(i)	2.01	%(d)	N/A		N/A		N/A		2.51	%(g)(i)

Ratio of net investment income to average net assets	0.24	%(d)(e)(i)	0.45	%(d)	N/A		N/A		N/A		0.19	%(i)

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment (Loss) to Average Net Assets reflect actual 12b-1 fees of 0.79% and 0.96% for the six months ended February 28, 2011 and the year ended August 31, 2010.
(e)	Ratios are based on average daily net assets (000’s omitted) of $14,253.
(f)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(g)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended August 31, 2006.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for period less than a year.
(i)	Annualized

**	Non-annualized
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen International Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class R Shares
									March 20, 2007
									(Commencement
	Six months ended								of Operations) to
	February 28,		Year ended August 31,						August 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$14.36		$14.59		$19.21		$22.74		$21.30

Net investment income(a)	0.05		0.17		0.12		0.33		0.05

Net realized and unrealized gain (loss)	3.02		(0.16)		(4.41)		(3.54)		1.39

Total from investment operations	3.07		0.01		(4.29)		(3.21)		1.44

Less:
Distributions from net investment income	0.12		0.24		0.33		0.09		-0-

Distributions from net realized gain	-0-		-0-		-0-		0.23		-0-

Total distributions	0.12		0.24		0.33		0.32		-0-

Net asset value, end of the period	$17.31		$14.36		$14.59		$19.21		$22.74

Total return*	21.39	%(b)	(0.06	)%(b)	(21.84	)%(c)	(14.36	)%(c)	6.76	%(c)**

Net assets at end of the period (000’s omitted)	$2,805		$2,114		$1,132		$741		$318

Ratio of expenses to average net assets*	1.63	%(d)(f)	1.56%		1.64%		1.52%		1.54	%(f)

Ratio of net investment income to average net assets*	0.65	%(d)(f)	1.13%		0.96%		1.50%		0.53	%(f)

Portfolio turnover(e)	14%		97%		45%		38%		21%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.64	%(d)(f)	1.56%		N/A		N/A		N/A

Ratio of net investment income to average net assets	0.64	%(d)(f)	1.13%		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are based on average daily net assets (000’s omitted) of $2,520.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for period less than a year.
(f)	Annualized

**	Non-annualized
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen International Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y Sharesˆ
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$14.52		$14.72		$19.36		$22.85		$18.80		$15.36

Net investment income(a)	0.09		0.22		0.19		0.49		0.23		0.16

Net realized and unrealized gain (loss)	3.05		(0.14)		(4.45)		(3.62)		3.89		3.33

Total from investment operations	3.14		(0.08)		(4.26)		(3.13)		4.12		3.49

Less:
Distributions from net investment income	0.20		0.28		0.38		0.13		0.07		0.05

Distributions from net realized gain	-0-		-0-		-0-		0.23		-0-		-0-

Total distributions	0.20		0.28		0.38		0.36		0.07		0.05

Net asset value, end of the period	$17.46		$14.52		$14.72		$19.36		$22.85		$18.80

Total return*	21.68	%(b)	0.42	%(b)	(21.42	)%(c)	(13.95	)%(c)	21.95	%(c)	22.68	%(c)**

Net assets at end of the period (000’s omitted)	$437,365		$314,697		$536,983		$317,865		$173.5		$46,812

Ratio of expenses to average net assets*	1.13	%(d)(g)	1.05%		1.15	%(e)	1.01	%(e)	1.06	%(e)	1.27	%(e)(g)

Ratio of net investment income to average net assets*	1.15	%(d)(g)	1.39%		1.53%		2.20%		1.05%		1.14	%(g)

Portfolio turnover(f)	14%		97%		45%		38%		21%		14%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.14	%(d)(g)	1.05%		N/A		N/A		N/A		1.89	%(e)(g)

Ratio of net investment income to average net assets	1.14	%(d)(g)	1.39%		N/A		N/A		N/A		0.52	%(g)

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(d)	Ratios are based on average daily net assets (000’s omitted) of $387,525.
(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended August 31, 2006.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for period less than a year.
(g)	Annualized

**	Non-annualized

ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen International Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Institutional Class Shares
			June 1, 2010
			(Commencement of
	Six months ended		Operations) to
	February 28,		August 31,
	2011		2010

Net asset value, beginning of the period	$14.52		$14.02

Net investment income(a)	0.10		0.05

Net realized and unrealized gain	3.05		0.45

Total from investment operations	3.15		0.50

Less:
Distributions from net investment income	0.23		-0-

Distributions from net realized gain	-0-		-0-

Total distributions	0.23		-0-

Net asset value, end of the period	$17.44		$14.52

Total return*(b)	21.80%		3.57%

Net assets at end of the period (000’s omitted)	$105,834		$139,818

Ratio of expenses to average net assets*	0.87	%(c)(e)	0.92	%(e)

Ratio of net investment income to average net assets*	1.27	%(c)(e)	1.33	%(e)

Portfolio turnover(d)	14%		97%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.88	%(c)(e)	0.93	%(e)

Ratio of net investment income to average net assets	1.26	%(c)(e)	1.32	%(e)

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are based on average daily net assets (000’s omitted) of $107,849.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for period less than a year.
(e)	Annualized.

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen International Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen International Growth Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust II. The Acquired Fund was reorganized on June 1, 2010 (The “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C, Class R and Class I shares received Class A, Class B, Class C, Class R and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek capital appreciation, with a secondary objective of income.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales

16        Invesco Van Kampen International Growth Fund

charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

17        Invesco Van Kampen International Growth Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.75%

Over $1 billion	0.70%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management,

18        Invesco Van Kampen International Growth Fund

Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65%, 1.15% and 1.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $35,110.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended February 28, 2011, IDI advised the Fund that IDI retained $24,061 in front-end sales commissions from the sale of Class A shares and $155, $28,965 and $1,068 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input level, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the

19        Invesco Van Kampen International Growth Fund

financial statements may materially differ from the value received upon actual sale of those investments. During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$—	$56,371,582	$—	$56,371,582

Belgium	—	14,134,083	—	14,134,083

Bermuda	2,913,874	5,970,501	—	8,884,375

Brazil	17,506,048	—	—	17,506,048

Canada	51,898,530	—	—	51,898,530

China	—	9,842,535	—	9,842,535

Denmark	—	15,765,484	—	15,765,484

France	—	59,869,460	—	59,869,460

Germany	—	55,476,045	—	55,476,045

Hong Kong	—	11,318,356	—	11,318,356

India	9,037,850	—	—	9,037,850

Israel	16,061,609	—	—	16,061,609

Japan	—	81,899,607	—	81,899,607

Jersey	—	37,254,056	—	37,254,056

Mexico	24,327,085	—	—	24,327,085

Netherlands	—	34,602,284	—	34,602,284

Philippines	—	5,690,874	—	5,690,874

Republic of China (Taiwan)	—	14,450,641	—	14,450,641

Republic of Korea (South Korea)	—	14,512,631	—	14,512,631

Russia	—	8,329,888	—	8,329,888

Singapore	—	25,476,687	—	25,476,687

Sweden	—	22,654,578	—	22,654,578

Switzerland	—	62,310,151	—	62,310,151

Turkey	—	4,691,311	—	4,691,311

United Kingdom	—	154,291,033	—	154,291,033

United States	57,384,797	—	—	57,384,797

Total Investments	$179,129,793	$694,911,787	$—	$874,041,580

NOTE 4—Expense Offset Arrangements

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $609.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the six months ended February 28, 2011, the Fund paid legal fees of $1,478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by

20        Invesco Van Kampen International Growth Fund

earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$67,545,833

August 31, 2018	253,396,540

Total capital loss carryforward	$320,942,373

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $112,575,210 and $181,027,811, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$156,836,755

Aggregate unrealized (depreciation) of investment securities	(2,395,155)

Net unrealized appreciation of investment securities	$154,441,600

Cost of investments for tax purposes is $719,599,980.

NOTE 9—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco International Growth Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

21        Invesco Van Kampen International Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sales:
Class A	1,070,373	$17,896,911	3,280,802	$51,078,843

Class B	87,401	1,435,633	341,396	5,258,520

Class C	23,304	385,818	111,495	1,716,018

Class R	25,658	422,219	110,041	1,665,796

Class Y	4,924,519	81,637,820	23,751,240	365,577,788

Institutional Class	161,394	2,719,968	9,813,623	136,544,447

Total sales	6,292,649	104,498,369	37,408,597	561,841,412

Dividend reinvestment:
Class A	158,268	2,622,501	365,196	5,740,874

Class B	5,428	89,224	20,944	327,145

Class C	2,559	42,164	10,045	157,207

Class R	1,080	17,783	1,426	22,284

Class Y	274,388	4,552,104	411,283	6,473,604

Institutional Class	85,486	1,415,653	-0-	-0-

Total dividend reinvestment	527,209	8,739,429	808,894	12,721,114

Automatic conversion of Class B shares to Class A shares:
Class A	76,456	1,268,525	104,297	1,600,803

Class B	(77,305)	(1,268,525)	(105,340)	(1,600,803)

Repurchases(b):
Class A	(3,703,388)	(61,227,807)	(10,500,110)	(161,260,651)

Class B	(219,655)	(3,591,703)	(562,188)	(8,534,140)

Class C	(221,836)	(3,605,002)	(492,496)	(7,480,217)

Class R	(11,846)	(191,220)	(41,858)	(622,384)

Class Y	(1,822,045)	(30,234,241)	(38,978,850)	(593,246,229)

Institutional Class	(3,808,150)	(59,486,880)	(184,006)	(2,741,235)

Total repurchases	(9,786,920)	$(158,336,853)	(50,759,508)	$(773,884,856)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fee of $1,284 and $42,017 allocated among the classes based on relative net assets of each class for the six months ended February 28, 2011 and the year ended August 31, 2010, respectively.

22        Invesco Van Kampen International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,215.55	$7.58	$1,017.95	$6.90	1.38%

B	1,000.00	1,210.80	11.68	1,014.23	10.64	2.13

C	1,000.00	1,212.10	10.53	1,015.27	9.59	1.92

R	1,000.00	1,213.90	8.95	1,016.71	8.15	1.63

Y	1,000.00	1,216.80	6.21	1,019.19	5.66	1.13

Institutional	1,000.00	1,218.00	4.78	1,020.48	4.36	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23        Invesco Van Kampen International Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-INTG-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 9, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 9, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 9, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.